Consolidated statements of total equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total	Common Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity [Member]	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2011		€ 957,714	€ 2,215	€ 376,217	€ 0	€ 301,515	€ (20,151)	€ 659,796	€ 297,918
Beginning balance (in shares) at Dec. 31, 2011			55,377,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		40,431				7,149		7,149	33,282
Other comprehensive income		(13,826)					(8,791)	(8,791)	(5,035)
Comprehensive income		26,605				7,149	(8,791)	(1,642)	28,247
Dividend paid to common shareholders		(27,519)				(27,519)		(27,519)
Compensation expense stock options		3,242		3,242				3,242
Exercise stock options by issue of common shares (in shares)			144,570
Exercise stock options by issue of common shares		2,209	6	2,203				2,209
Purchase of common shares (in shares)			(1,500,000)
Purchase of common shares		(40,554)			(40,554)			(40,554)
Conversion of debt into common shares (in shares)			9,074,396
Conversion of debt into newly issued common shares		139,407	363	98,490	40,554			139,407
Other movements in non-controlling interest
Dividend paid		(27,024)							(27,024)
Dilution		15,908				6,937		6,937	8,971
Ending balance at Dec. 31, 2012		1,049,988	2,584	480,152	0	288,082	(28,942)	741,876	308,112
Ending balance (in shares) at Dec. 31, 2012			63,095,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		1,049,300				1,051,893		1,051,893	(2,593)
Other comprehensive income		(59,778)					(60,777)	(60,777)	999
Comprehensive income		989,522				1,051,893	(60,777)	991,116	(1,594)
Dividend paid to common shareholders		(31,666)				(31,666)		(31,666)
Capital repayment		(269,542)		(239,507)		(30,035)		(269,542)
Compensation expense stock options		4,440		4,440				4,440
Reclassification		0	(60)	60
Exercise stock options by issue of common shares (in shares)			125,402
Exercise stock options by issue of common shares		1,651	5	1,646				1,651
Re-issued shares following the settlement of the Lehman treasury shares (in shares)			247,002
Re-issued shares following the settlement of the Lehman treasury shares		4,190	10	4,180				4,190
Other movements in non-controlling interest
Deconsolidation ASMPT		(304,921)					1,597	1,597	(306,518)
Dilution		3,587				3,587		3,587
Ending balance at Dec. 31, 2013		1,447,249	2,539	250,971	0	1,281,861	(88,122)	1,447,249	0
Ending balance (in shares) at Dec. 31, 2013			63,468,390
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		137,308				137,308		137,308
Other comprehensive income		141,067					141,067	141,067
Comprehensive income		278,375				137,308	141,067	278,375
Dividend paid to common shareholders		(31,828)				(31,828)		(31,828)
Compensation expense stock options		7,476		7,476				7,476
Exercise stock options by issue of common shares (in shares)		354,650
Exercise stock options by issue of common shares		5,412	14	5,398				5,412
Exercise stock options out of treasury shares (in shares)		124,339
Exercise stock options out of treasury shares		1,899		(497)	4,158	(1,762)		1,899
Re-issued shares following the settlement of the Lehman treasury shares (in shares)		(25,643)
Re-issued shares following the settlement of the Lehman treasury shares		0
Purchase of common shares (in shares)		(953,552)
Purchase of common shares		(31,891)			(31,891)			(31,891)
Other movements in non-controlling interest
Dilution		3,561				3,561		3,561
Movements in Investments in Subsidiaries [Abstract]
Allocation equity component convertible bond	[1]	9,947				9,947		9,947
Ending balance at Dec. 31, 2014		€ 1,690,200	€ 2,553	€ 263,348	€ (27,733)	€ 1,399,087	€ 52,945	€ 1,690,200	€ 0
Ending balance (in shares) at Dec. 31, 2014			62,968,184

[1]	In 2014 convertible bonds were issued by ASMPT that containing both liability and conversion option components. These components are classified separately into respective items on initial recognition in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised.